Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Segment	Dec. 31, 2022 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of operating segments | Segment	1
Cash collateral for borrowed securities	$ 600
Lease expiration date	Dec. 31, 2025
Deferred offering costs	$ 700
Impairment of long-lived assets to be disposed of	$ 0	$ 0
Minimum [Member] | Directors, officers and holders [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity method investment, ownership percentage	5.00%